Note 9 - Other Intangible Assets - Estimated Future Amortization Expense (Details) - Core Deposits [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2019	$ 83,684
2020	74,667
2021	74,667
2022	74,667
2023	74,667
Thereafter	174,221
	$ 556,573	$ 44,766	$ 80,515